SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Summary of ownership interests in significant subsidiaries

	Accounting	December 31,	December 31,
	method	2019	2018
RTC	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 9)	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
NVision Group	Consolidated	100.0%	100.0%
MTS IT	Consolidated	100.0%	100.0%
NVision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital (1)	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland)	Consolidated	100.0%	100.0%
IT Grad	Consolidated	100.0%	100.0%
RIKT	Consolidated	100.0%	—
Kinopolis	Consolidated	100.0%	—
MTS Armenia	Consolidated	100.0%	80.0%
MTS Bank (Note 4)	Consolidated	99.9%	55.4%
MGTS Group	Consolidated	94.7%	94.7%
Navigation Information Systems Group	Consolidated	94.7%	94.7%
Kulturnaya Sluzhba (Ponominalu)	Consolidated	89.1%	78.2%
Oblachny Retail LLC	Consolidated	50.8%	50.8%
MTS International Funding Limited (2) (“MTS International”)	Consolidated	SE	SE
VF Ukraine (3) (Note 10)	Consolidated	—	100.0%
MTS Belarus (Note 15)	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	30.0%
Zifrovoe TV	Equity	20.0%	20.0%
OZON Holdings Limited (Note 15)	Equity	—	18.7%
YouDo Web Technologies (Note 15)	Equity	15.5%	13.7%
SWIPGLOBAL	Equity	15.0%	—
(1)	A wholly-owned subsidiary, through which the Group repurchases its own shares.
(2)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 and USD 500 million 5.0% notes due in 2023, respectively (Note 23). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

(3)	Disposed on December 3, 2019.

Schedule of standards, interpretations and amendments adopted
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
IFRIC 23	Uncertainty over Income Tax Treatments
Amendments to IFRS 9	Prepayment Features With Negative Compensation
Amendments IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle

Schedule of not applied new and revised IFRSs that have been issued but not yet effective

Amendments to Conceptual Framework	Conceptual Framework in IFRS standards (1)
Amendments to IFRS 3	Definition of a Business (1)
Amendments to IAS 1 and IAS 8	Definition of Material (1)
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform and its Effects on Financial Reporting (1)
IFRS 17	Insurance Contracts (2)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (3)
Annual Improvements to IFRSs (2010—2012 Cycle Amendments to IAS 1)	Classification of Liabilities as Current or Non-Current (4)
(1)	Effective for annual periods beginning on or after January 1, 2020, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(3)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.
(4)	Effective for annual periods beginning on or after January 1, 2022, with earlier application permitted.